Condensed Consolidated Statement of Comprehensive Income (unaudited) - SEK (kr) kr in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Condensed Consolidated Statement of Comprehensive Income (unaudited)
Interest income		kr 4,981	kr 5,079	kr 4,724	kr 10,060	kr 8,767	kr 19,438
Interest expenses		(4,215)	(4,309)	(4,000)	(8,524)	(7,410)	(16,543)
Net interest income		766	770	724	1,536	1,357	2,895
Net fee and commission expense		(12)	(11)	(13)	(23)	(20)	(51)
Net results of financial transactions		(16)	(35)	(48)	(51)	(98)	21
Total operating income		738	724	663	1,462	1,239	2,865
Personnel expenses		(130)	(108)	(105)	(238)	(206)	(402)
Other administrative expenses		(60)	(57)	(59)	(117)	(115)	(222)
Depreciation and impairment of non-financial assets		(16)	(16)	(17)	(32)	(33)	(88)
Total operating expenses		(206)	(181)	(181)	(387)	(354)	(712)
Operating profit before credit losses		532	543	482	1,075	885	2,153
Net credit losses		46	(327)	(256)	(281)	(239)	(585)
Operating profit		578	216	226	794	646	1,568
Tax expenses		(119)	(45)	(47)	(164)	(133)	(324)
Net profit	[1]	459	171	179	630	513	1,244
Items to be reclassified to profit or loss
Derivatives in cash flow hedges		24	(8)	(39)	16	(28)	63
Tax on items to be reclassified to profit or loss		(5)	2	8	(3)	6	(13)
Net items to be reclassified to profit or loss		19	(6)	(31)	13	(22)	50
Items not to be reclassified to profit or loss
Own credit risk		22	75	12	97	21	(23)
Revaluation of defined benefit plans		1	1	0	2	0	(6)
Tax on items not to be reclassified to profit or loss		(5)	(15)	(2)	(20)	(4)	6
Net items not to be reclassified to profit or loss		18	61	10	79	17	(23)
Total other comprehensive income		37	55	(21)	92	(5)	27
Total comprehensive income	[1]	kr 496	kr 226	kr 158	kr 722	kr 508	kr 1,271
Basic earnings per share (in SEK per share)	[2]	kr 115	kr 43	kr 45	kr 158	kr 129	kr 312
Diluted earnings per share (in SEK per share)	[2]	kr 115	kr 43	kr 45	kr 158	kr 129	kr 312

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.